Consolidated Statements Of Shareholders' (Deficit) Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Convertible Preferred Stock [Member] CNY (¥)	Common Class A [Member] CNY (¥)	Common Stock [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Common Stock [Member] Common Class A [Member] CNY (¥) shares	Common Stock [Member] Common Class A [Member] USD ($) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] Common Class A [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] Convertible Preferred Stock [Member] CNY (¥)	Accumulated other comprehensive (loss) income [Member] CNY (¥)	Accumulated other comprehensive (loss) income [Member] USD ($)
Beginning balance at Dec. 31, 2017	¥ (372,156)				¥ 28				¥ 18,216			¥ (379,524)			¥ (10,876)
Beginning balance, (in shares) at Dec. 31, 2017 | shares					22,379,924	22,379,924
Net loss	(177,497)				¥ (177,497)							(177,497)
Other comprehensive income (loss)	(3,929)														(3,929)
Repurchase of convertible preferred shares (notes 12 and 16)			¥ (127)											¥ (127)
Accretion of convertible preferred shares	54,849		(54,849)		(54,849)									(54,849)
Exercise of options (note 13)	¥ 1				¥ 1
Exercise of options (note 13),(in shares) | shares	818,554	818,554			818,554	818,554
Repurchase of ordinary shares (note 16),(in shares) | shares					(31,246)	(31,246)
Share-based compensation	¥ 5,095								5,095
Ending balance at Dec. 31, 2018	(603,462)				¥ 29				23,311			(611,997)			(14,805)
Ending balance, (in shares) at Dec. 31, 2018 | shares					23,167,232	23,167,232
Net loss	(169,156)				¥ (169,156)							(169,156)
Other comprehensive income (loss)	24,104														24,104
Repurchase of convertible preferred shares (notes 12 and 16)			(300)											(300)
Accretion of convertible preferred shares	165,011		(165,011)		(165,011)									(165,011)
Exercise of options (note 13)	¥ 2				¥ 2
Exercise of options (note 13),(in shares) | shares	1,864,343	1,864,343			1,864,343	1,864,343
Share-based compensation	¥ 22,329								22,329
Ending balance at Dec. 31, 2019	(891,494)				¥ 31				45,640			(946,464)			9,299
Ending balance, (in shares) at Dec. 31, 2019 | shares					25,031,575	25,031,575
Net loss	(407,235)	$ (62,412)					¥ (304,440)	$ (46,658)				(407,235)
Other comprehensive income (loss)	(176,888)														(176,888)
Repurchase of convertible preferred shares (notes 12 and 16)			227											227
Accretion of convertible preferred shares	64,688	$ 9,914	¥ (64,688)				(48,359)	$ (7,411)						¥ (64,688)
Exercise of options (note 13)	¥ 1				¥ 1
Exercise of options (note 13),(in shares) | shares	233,440	233,440			233,440	233,440
Share-based compensation	¥ 173,220								173,220
Issuance of Class A ordinary shares				¥ 1,842,193			¥ 24				¥ 1,842,169
Issuance of Class A ordinary shares,(in shares) | shares							17,040,151	17,040,151
Conversion of all outstanding convertible preferred shares to Class A and Class B ordinary shares	1,877,705				¥ 80				1,877,625
Conversion of all outstanding convertible preferred shares to Class A and Class B ordinary shares, (in shares) | shares					61,732,808	61,732,808
Issuance of Class A ordinary shares in connection with Employee Share Incentive Program				¥ 67,262			¥ 1				¥ 67,261
Issuance of Class A ordinary shares in connection with Employee Share Incentive Program, (in shares) | shares							743,955	743,955
Receipt of consideration for issued ordinary shares	701								701
Ending balance at Dec. 31, 2020	¥ 2,421,004	$ 371,036			¥ 137	$ 21			¥ 4,006,616	$ 614,041		¥ (1,418,160)	$ (217,343)		¥ (167,589)	$ (25,683)
Ending balance, (in shares) at Dec. 31, 2020 | shares					104,781,929	104,781,929